16 Borrowings (Details 3) - Foreign currency [member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
RPR [member]
Disclosure of detailed information about borrowings [line items]
Issue date		July 2018
Initial amount of the transaction		R$ 203,742
Outstanding amount	[1]	R$ 191,757
Maturity	[1]	Dec-2028
Charges (% per year)	[1]	Us dollar exchange variation + semianual Libor + 0.65
Borrowings	[1]	R$ 996,531	R$ 751,376
Initial amount of the transaction		203,742
Outstanding amount		191,757
Borrowings		R$ 996,531	R$ 751,376

[1]	US$130,650 released in July 2018, US$13,677 in September 2018, US$13,823 in December 2018, US$7,688 in March 2019, US$6,231 in June 2019, US$4,549 in September 2019, US$2,780 in December 2019, US$4,158 in March 2020, US$5,738 in June 2020, US$5,068 in September 2020, US$2,380 in December 2020 and capitalized interest in the amount of US$7,000.